INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of current and deferred component of income tax expenses (benefit)

	Years ended December 31,
	2017	2018	2019
Current income tax expenses (benefit)	$1,158	$862	$(1,920)
Deferred income tax expenses	—	—	—
Total income tax expenses (benefit)	$1,158	$862	$(1,920)

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2018	2019
Deferred tax assets
Provision for doubtful accounts	$1,667	$2,163
Inventory	—	4,510
Prepaid expenses and other current assets	—	5,629
Property and equipment, net	—	126
Accrued payroll and welfare	129	107
Accrued liabilities	377	345
Advertising fee	—	5
Employee education fee	5	13
Lease liabilities	—	536
Net operating loss carry forwards	8,178	10,738
Less: valuation allowance	(10,356)	(23,636)
Deferred income tax assets, net	$—	$536
Deferred tax liabilities
Right-of-use assets	—	(536)
Deferred income liabilities	$—	$(536)
Net Deferred income tax assets	$—	$—

Schedule of reconciliation between statutory income tax expense and actual income tax expense

	Years Ended December 31,
	2017	2018	2019
Loss before provision of income tax	$(29,382)	$(88,076)	$(70,988)
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory tax rate	(7,346)	(22,019)	(17,747)
Taxable deemed interest income from inter-company interest-free loans	2,517	2,108	—
Impairment of goodwill	—	—	18,523
Non-taxable income	—	—	(18,892)
Non-deductible loss and other expenses not deductible for tax purposes	2,159	15,644	298
Effect of income tax rate differences in jurisdictions other than the PRC	—	3,234	2,313
Effect of tax holiday	570	(53)	305
Changes in valuation allowance	3,258	1,948	13,280
Income tax expenses	$1,158	$862	$(1,920)

Summary of rollforward of valuation allowances of deferred tax assets

Year Ended December 31, 2019
Balance as of beginning of year	$10,356
Additions of valuation allowance	13,579
Utilization of deferred tax assets	(299)
Balance as of the end of the year	$23,636